Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Disposal of Subsidiaries
15.
DISPOSAL OF SUBSIDIARIES

The Group disposed certain consolidated entities during each of the year ended December 31, 2021, 2022 and 2023. These transactions were not a strategic shift of the business and did not have a material impact on the Group’s business. As such, the disposals did not qualify as discontinued operations. The Group received disposal consideration of RMB20,000, RMB41 and nil in 2021, 2022 and 2023, respectively and recorded RMB43,967, RMB1,390 and RMB43,715 of gain from disposals of subsidiaries for the years ended December 31, 2021, 2022 and 2023, respectively.